Fees Summary	Jun. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 55,666,905.15
Previously Paid Amount	139.00
Total Fee Amount	7,687.60
Total Offset Amount	0
Net Fee	$ 7,548.60
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A